Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets
	Cost				Accumulated amortization
	Balance at	Additions	Impairment	Balance	Balance at	Additions	Retirements	Balance
	beginning	during	during	at end	beginning	during	during	at end	Amortized
	of year	the year	the year	of year	of year	the year	the year	of year	balance
	U.S. dollar in thousands
2021
Technology	5,059	996	-	6,055	1,575	1,090	-	2,665	3,390
Customer relations	774	3,228	-	4,002	57	322	-	379	3,623
Goodwill	5,387	6,311	(700)	10,998	-	-	-	-	10,998
	11,220	10,535	(700)	21,055	1,632	1,412	-	3,044	18,011

2020
Technology	4,959	100	-	5,059	592	983	-	1,575	3,484
Customer relations	259	515	-	774	19	38	-	57	717
Goodwill	6,877	1,269	(2,759)	5,387	-	-	-	-	5,387
	12,095	1,884	(2,759)	11,220	611	1,021	-	1,632	9,588

2019
Technology	2,263	4,651	(1,955)	4,959	1,469	808	(1,685)	592	4,367
Customer relations	38	259	(38)	259	36	21	(38)	19	240
Goodwill	523	7,356	(1,002)	6,877	-	-	-	-	6,877
	2,824	12,266	(2,995)	12,095	1,505	829	(1,723)	611	11,484